Cost Of Sales	12 Months Ended
Dec. 31, 2025
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Cost Of Sales
6)	COST OF SALES
Cost of sales refers to the production cost of inventories at the time of sale. It includes depreciation, amortization and depletion of production assets, storage expenses at production plants, freight costs for raw material and delivery expenses for Cemex’s ready-mix
concrete business. The details of the consolidated cost of sales by nature for the years 2025, 2024 and 2023 are as follows:

		2025	2024	2023
Raw materials and goods for resale	$	5,179	4,964	5,207
Payroll		1,751	1,787	1,701
Electricity, fuels and other services		1,272	1,429	1,558
Depreciation and amortization		1,047	1,008	969
Maintenance, repairs and supplies		943	947	908
Transportation costs		568	525	454
Other production costs and change in inventory		61	(5)	71
	$	10,821	10,655	10,868